John Hancock
Equity Income Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Shares	Value
Common stocks 97.9%		$1,946,223,969
(Cost $1,298,957,978)
Communication services 4.4%		87,266,102
Diversified telecommunication services 0.4%
AT&T, Inc.	262,665	5,592,138
Verizon Communications, Inc.	37,799	1,938,711
Entertainment 1.1%
The Walt Disney Company (A)	190,997	21,093,709
Warner Bros Discovery, Inc. (A)	63,543	1,172,368
Media 2.9%
Comcast Corp., Class A	645,751	28,593,854
Fox Corp., Class B	191,223	6,254,904
News Corp., Class A	1,300,024	22,620,418
Consumer discretionary 3.6%		70,503,225
Automobiles 0.9%
Volkswagen AG, ADR	1,087,061	18,077,824
Hotels, restaurants and leisure 0.7%
Las Vegas Sands Corp. (A)	362,652	12,859,640
Leisure products 0.8%
Mattel, Inc. (A)	630,808	15,845,897
Multiline retail 0.5%
Kohl’s Corp.	242,466	9,776,229
Specialty retail 0.7%
The TJX Companies, Inc.	219,343	13,943,635
Consumer staples 6.8%		135,620,352
Beverages 0.6%
The Coca-Cola Company	182,264	11,551,892
Food and staples retailing 0.5%
Walmart, Inc.	76,369	9,823,344
Food products 2.7%
Conagra Brands, Inc.	841,556	27,678,777
Mondelez International, Inc., Class A	28,726	1,825,825
Tyson Foods, Inc., Class A	273,760	24,531,634
Household products 1.5%
Kimberly-Clark Corp.	229,268	30,497,229
Tobacco 1.5%
Altria Group, Inc.	25,827	1,396,982
Philip Morris International, Inc.	266,491	28,314,669
Energy 7.9%		157,955,495
Oil, gas and consumable fuels 7.9%
Chevron Corp.	25,570	4,466,056
Enbridge, Inc.	82,900	3,825,835
EOG Resources, Inc.	173,311	23,736,675
Exxon Mobil Corp.	265,060	25,445,760
Hess Corp.	91,552	11,267,305
Occidental Petroleum Corp.	127,005	8,802,717
Targa Resources Corp.	19,003	1,368,596
TC Energy Corp.	408,840	23,647,306
TotalEnergies SE, ADR	942,096	55,395,245
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials 20.8%		$413,165,799
Banks 7.4%
Bank of America Corp.	258,190	9,604,668
Citigroup, Inc.	209,500	11,189,395
Fifth Third Bancorp	522,025	20,583,446
Huntington Bancshares, Inc.	1,662,600	23,076,888
JPMorgan Chase & Co.	87,370	11,552,935
The PNC Financial Services Group, Inc.	36,969	6,484,732
Wells Fargo & Company	1,421,556	65,064,613
Capital markets 3.8%
Franklin Resources, Inc.	65,749	1,780,483
Morgan Stanley	179,369	15,450,846
Raymond James Financial, Inc.	13,771	1,356,306
State Street Corp.	284,424	20,617,896
The Bank of New York Mellon Corp.	44,373	2,068,226
The Charles Schwab Corp.	142,655	10,000,116
The Goldman Sachs Group, Inc.	71,960	23,520,126
Diversified financial services 1.5%
Apollo Global Management, Inc.	26,900	1,550,516
Equitable Holdings, Inc.	934,340	28,413,279
Insurance 8.1%
American International Group, Inc.	813,764	47,751,672
Chubb, Ltd.	177,059	37,410,796
Loews Corp.	490,761	32,139,938
Marsh & McLennan Companies, Inc.	13,299	2,127,175
MetLife, Inc.	460,925	31,061,736
The Hartford Financial Services Group, Inc.	142,877	10,360,011
Health care 18.1%		358,811,010
Biotechnology 2.3%
AbbVie, Inc.	262,988	38,756,542
Biogen, Inc. (A)	19,961	3,992,200
Gilead Sciences, Inc.	40,860	2,649,771
Health care equipment and supplies 3.7%
Becton, Dickinson and Company	127,968	32,734,214
Embecta Corp. (A)	26,487	656,348
Medtronic PLC	253,714	25,409,457
Zimmer Biomet Holdings, Inc.	115,677	13,905,532
Zimvie, Inc. (A)	10,967	238,752
Health care providers and services 6.8%
Anthem, Inc.	99,769	50,843,280
Cardinal Health, Inc.	180,706	10,177,362
Centene Corp. (A)	162,517	13,235,384
Cigna Corp.	90,100	24,172,929
CVS Health Corp.	274,882	26,594,834
UnitedHealth Group, Inc.	19,725	9,798,986
Pharmaceuticals 5.3%
AstraZeneca PLC, ADR	149,200	9,918,816
GSK PLC	114,886	2,504,557
Johnson & Johnson	155,587	27,932,534
Merck & Company, Inc.	206,136	18,970,696
Organon & Company	9,740	369,730
Pfizer, Inc.	464,636	24,644,293
Sanofi, ADR	400,090	21,304,793
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

	Shares	Value
Industrials 9.6%		$191,559,984
Aerospace and defense 2.2%
L3Harris Technologies, Inc.	135,971	32,755,414
The Boeing Company (A)	91,524	12,026,254
Air freight and logistics 2.3%
United Parcel Service, Inc., Class B	250,185	45,596,216
Airlines 0.3%
Southwest Airlines Company (A)	130,229	5,972,302
Commercial services and supplies 0.8%
Stericycle, Inc. (A)	297,550	15,041,153
Industrial conglomerates 3.3%
3M Company	24,700	3,687,463
General Electric Company	605,180	47,379,542
Siemens AG, ADR	211,193	13,987,312
Machinery 0.6%
Cummins, Inc.	7,600	1,589,312
Flowserve Corp.	60,485	1,905,278
PACCAR, Inc.	101,471	8,811,742
Professional services 0.1%
Nielsen Holdings PLC	109,859	2,807,996
Information technology 7.8%		155,279,075
Communications equipment 0.4%
Cisco Systems, Inc.	180,788	8,144,499
Electronic equipment, instruments and components 0.3%
TE Connectivity, Ltd.	40,235	5,206,007
IT services 0.6%
Fiserv, Inc. (A)	130,150	13,038,427
Semiconductors and semiconductor equipment 4.6%
Applied Materials, Inc.	140,612	16,492,381
NXP Semiconductors NV	26,978	5,119,345
Qualcomm, Inc.	339,026	48,555,304
Texas Instruments, Inc.	121,996	21,564,013
Software 1.9%
Citrix Systems, Inc.	105,642	10,637,093
Microsoft Corp.	97,554	26,522,006
Materials 5.6%		111,417,811
Chemicals 3.8%
Akzo Nobel NV	68,980	6,004,160
CF Industries Holdings, Inc.	415,486	41,037,552
DuPont de Nemours, Inc.	18,647	1,265,199
International Flavors & Fragrances, Inc.	164,186	21,700,464
RPM International, Inc.	57,300	5,048,130
Containers and packaging 1.8%
International Paper Company	750,512	36,362,306
Real estate 4.5%		88,808,523
Equity real estate investment trusts 4.5%
Equity Residential	358,508	27,544,170
Rayonier, Inc.	411,449	16,959,928
Vornado Realty Trust	61,700	2,157,032
Welltower, Inc.	70,289	6,262,047
Weyerhaeuser Company	908,030	35,885,346
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities 8.8%		$175,836,593
Electric utilities 3.8%
NextEra Energy, Inc.	127,362	9,640,030
PG&E Corp. (A)	87,000	1,061,400
The Southern Company	734,161	55,546,621
Xcel Energy, Inc.	125,400	9,447,636
Multi-utilities 5.0%
Ameren Corp.	149,765	14,256,130
Dominion Energy, Inc.	269,700	22,714,134
NiSource, Inc.	677,411	21,304,576

Sempra Energy	255,499	41,866,066
Preferred securities 1.5%		$30,196,480
(Cost $27,629,084)
Health care 0.4%		7,642,200
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000% (B)	147,904	7,642,200
Utilities 1.1%		22,554,280
Electric utilities 0.8%
NextEra Energy, Inc., 5.279%	127,698	6,269,972
The Southern Company, 6.750%	165,430	9,330,252
Multi-utilities 0.3%
NiSource, Inc., 7.750%	58,408	6,954,056

	Yield (%)	Shares	Value
Short-term investments 0.7%			$14,651,858
(Cost $14,651,635)
Short-term funds 0.7%			14,651,858
John Hancock Collateral Trust (C)	0.8437(D)	314,585	3,145,440
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7415(D)	1,495,265	1,495,265
T. Rowe Price Government Reserve Fund	0.6654(D)	10,011,153	10,011,153

Total investments (Cost $1,341,238,697) 100.1%	$1,991,072,307
Other assets and liabilities, net (0.1%)	(2,835,076)
Total net assets 100.0%	$1,988,237,231

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $3,086,454.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-22.
The fund had the following country composition as a percentage of net assets on 5-31-22:
United States	88.8%
France	3.8%
Switzerland	1.9%
Germany	1.6%
Canada	1.4%
Ireland	1.3%
Other countries	1.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$87,266,102	$87,266,102	—	—
Consumer discretionary	70,503,225	70,503,225	—	—
Consumer staples	135,620,352	135,620,352	—	—
Energy	157,955,495	157,955,495	—	—
Financials	413,165,799	413,165,799	—	—
Health care	358,811,010	356,306,453	$2,504,557	—
Industrials	191,559,984	191,559,984	—	—
Information technology	155,279,075	155,279,075	—	—
Materials	111,417,811	105,413,651	6,004,160	—
Real estate	88,808,523	88,808,523	—	—
Utilities	175,836,593	175,836,593	—	—
Preferred securities	30,196,480	30,196,480	—	—
Short-term investments	14,651,858	14,651,858	—	—
Total investments in securities	$1,991,072,307	$1,982,563,590	$8,508,717	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	314,585	$12,734,553	$35,289,055	$(44,867,584)	$(8,005)	$(2,579)	$33,210	$1,887	$3,145,440
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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